Stated capital (Tables)	6 Months Ended
Jun. 30, 2026
Stated capital
Schedule of stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share premium	issue costs
	000’s	$'m	$'m	$'m	$'m

At December 31, 2025	335,521	101.7	100.7	5,348.9	5,319.0
Shares issued on exercise of options	2,820	0.8	0.8	19.8	19.8
At June 30, 2026	338,341	102.5	101.5	5,368.7	5,338.8